GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 84 .1%
Energy and Energy Services — 35 .6%
40,100 APA Corp. (a) .................... $ 1,648,110
167,000 Baker Hughes Co. ................. 5,898,440
240,000 BP plc , ADR (a) ................... 9,292,800
149,448 Chevron Corp. (a) ................. 25,199,922
96,000 ConocoPhillips (a) ................. 11,500,800
131,100 Coterra Energy Inc. (a) .............. 3,546,255
114,000 Devon Energy Corp. ............... 5,437,800
34,000 Diamondback Energy Inc. ........... 5,265,920
339,000 Eni SpA ........................ 5,467,869
88,000 EOG Resources Inc. (a) ............. 11,154,880
307,000 Exxon Mobil Corp. (a) .............. 36,097,060
157,000 Halliburton Co. (a) ................. 6,358,500
18,500 Hess Corp. ...................... 2,830,500
352,000 Kinder Morgan Inc. (a) .............. 5,836,160
116,000 Marathon Oil Corp. ................ 3,103,000
69,394 Marathon Petroleum Corp. (a) ......... 10,502,088
7,900 NextEra Energy Partners LP .......... 234,630
74,780 Occidental Petroleum Corp. (a) ........ 4,851,726
74,500 ONEOK Inc. ..................... 4,725,535
76,800 Phillips 66 (a) .................... 9,227,520
44,400 Pioneer Natural Resources Co. (a) ...... 10,192,020
216,000 Schlumberger NV (a) ............... 12,592,800
281,500 Shell plc , ADR (a) ................. 18,122,970
100,800 Suncor Energy Inc. (a) .............. 3,465,504
190,800 The Williams Companies Inc. (a) ....... 6,428,052
197,000 TotalEnergies SE , ADR (a) ............ 12,954,720
47,500 Valero Energy Corp. (a) ............. 6,731,225
238,666,806
Metals and Mining — 48 .5%
326,315 Agnico Eagle Mines Ltd. (a) .......... 14,831,017
1,226,000 Alamos Gold Inc. , Cl. A (a) ........... 13,841,540
582,500 Artemis Gold Inc. † ................ 2,487,392
2,723,600 B2Gold Corp. (a) .................. 7,871,204
1,119,219 Barrick Gold Corp. (a) .............. 16,284,636
1,010,300 Bellevue Gold Ltd. † ................ 899,658
340,100 BHP Group Ltd. , ADR (a) ............ 19,344,888
3,286,500 De Grey Mining Ltd. † .............. 2,356,057
625,500 Dundee Precious Metals Inc. ......... 3,868,360
969,200 Eldorado Gold Corp. † (a) ............ 8,635,572
690,000 Endeavour Mining plc .............. 13,523,136
3,618,729 Evolution Mining Ltd. .............. 7,654,717
185,500 Franco-Nevada Corp. (a) ............. 24,762,395
523,300 Freeport-McMoRan Inc. (a) ........... 19,513,857
327,659 Fresnillo plc ..................... 2,203,569
550,000 Glencore plc ..................... 3,153,287
285,500 Gold Fields Ltd. , ADR .............. 3,100,530
995,500 K92 Mining Inc. † ................. 4,228,997
620,000 Karora Resources Inc. † ............. 1,748,279
2,374,500 Kinross Gold Corp. ................ 10,827,720
Shares
Market
Value
401,000 Lundin Gold Inc. .................. $ 4,502,301
302,500 MAG Silver Corp. † ................ 3,136,925
742,518 Newcrest Mining Ltd. .............. 11,705,896
531,100 Newmont Corp. (a) ................ 19,624,145
2,753,626 Northern Star Resources Ltd. ......... 18,518,843
1,451,000 OceanaGold Corp. ................. 2,841,642
812,300 Osisko Gold Royalties Ltd. ........... 9,544,525
1,399,900 Osisko Mining Inc. † ............... 2,535,435
3,319,452 Perseus Mining Ltd. ............... 3,510,828
300,000 Rio Tinto plc , ADR (a) .............. 19,092,000
68,500 Royal Gold Inc. ................... 7,283,605
924,032 SSR Mining Inc. .................. 12,280,385
417,500 Victoria Gold Corp. † ............... 1,795,104
742,900 Wesdome Gold Mines Ltd. † .......... 3,877,902
1,244,716 Westgold Resources Ltd. † ........... 1,356,492
553,550 Wheaton Precious Metals Corp. (a) ..... 22,446,452
325,189,291
TOTAL COMMON STOCKS ........... 563,856,097
EXCHANGE TRADED FUNDS — 0 .5%
Agriculture — 0 .5%
41,000 VanEck Agribusiness ETF ............ 3,226,700
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0 .5%
Metals and Mining — 0 .5%
$ 2,250,000 Allied Gold Corp. ,
8.750% , 09/07/28 (b) ............. 2,250,000
1,300,000 Fortuna Silver Mines Inc. ,
4.650% , 10/31/24 ............... 1,189,630
3,439,630
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 3,439,630
CORPORATE BONDS — 2 .6%
Metals and Mining — 2 .6%
2,250,000 AngloGold Ashanti Holdings plc ,
3.750% , 10/01/30 ............... 1,813,776
2,250,000 Freeport-McMoRan Inc. ,
4.125% , 03/01/28 ............... 2,064,071
2,000,000 Hecla Mining Co. ,
7.250% , 02/15/28 ............... 1,937,702
2,000,000 IAMGOLD Corp. ,
5.750% , 10/15/28 (b) ............. 1,567,860
3,700,000 Kinross Gold Corp. ,
6.250% , 07/15/33 (b) ............. 3,559,006
1,500,000 New Gold Inc. ,
7.500% , 07/15/27 (b) ............. 1,402,343

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Metals and Mining (Continued)
$ 5,250,000 Northern Star Resources Ltd. ,
6.125% , 04/11/33 (b) ............. $ 4,899,770
17,244,528
TOTAL CORPORATE BONDS .......... 17,244,528
U.S. GOVERNMENT OBLIGATIONS — 12 .3%
83,353,000 U.S. Treasury Bills,
4.961 % to 5.464% †† , 10/26/23 to
12/28/23 (c) .................... 82,607,037
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN AND SECURITIES SOLD
SHORT — 100 .0% ..............
(Cost $ 782,276,176 ) ............. $ 670,373,992
Shares
Market
Value
SECURITIES SOLD SHORT — ( 0 .1 ) %
Energy and Energy Services — ( 0 .1 ) %
8,700 NextEra Energy Partners LP ............... $ 258,390
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 333,037 ) (d) ....... $ 258,390
(a) Securities, or a portion thereof, with a value of $267,889,474 were deposited with the broker as collateral for options written.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At September 30, 2023, $36,675,000 of the principal amount was pledged as collateral for options written.
(d) At September 30, 2023, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 75 .9% $ 508,560,545
Europe .............................. 12 .4 83,420,558
Asia/Pacific ......................... 10 .9 73,088,790
South Africa ......................... 0 .5 3,100,530
Latin America ....................... 0 .3 2,203,569
Total Investments — Long Positions 100.0% $ 670,373,992
Short Positions
North America ...................... ( 2 .6 ) % $ (17,356,771)
Europe .............................. ( 0 .1 ) (422,344)
Asia/Pacific ......................... (0.0) ** (59,057)
Total Investments — Short Positions (2.7)% $ (17,838,172)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.
As of September 30, 2023, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (2.1)%
Agnico Eagle Mines Ltd. Pershing LLC 808 USD 3,672,360 USD 60.00 10/20/23 $ 168
Agnico Eagle Mines Ltd. Pershing LLC 240 USD 1,090,800 USD 53.00 12/15/23 17,252
Agnico Eagle Mines Ltd. Pershing LLC 780 USD 3,545,100 USD 60.00 12/15/23 19,237
Agnico Eagle Mines Ltd. Pershing LLC 365 USD 1,658,925 USD 57.50 01/19/24 19,950
Alamos Gold Inc., Cl. A Pershing LLC 3,000 USD 3,387,000 USD 11.75 10/20/23 73,298

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Alamos Gold Inc., Cl. A Pershing LLC 1,000 USD 1,129,000 USD 12.50 10/20/23 $ 13,490
Alamos Gold Inc., Cl. A Pershing LLC 3,960 USD 4,470,840 USD 12.50 02/16/24 261,843
B2Gold Corp. Pershing LLC 8,370 USD 2,418,930 USD 5.00 10/20/23 35
B2Gold Corp. Pershing LLC 8,500 USD 2,456,500 USD 4.70 12/15/23 7,477
B2Gold Corp. Pershing LLC 1,866 USD 539,274 USD 4.00 01/19/24 10,855
B2Gold Corp. Pershing LLC 8,500 USD 2,456,500 USD 5.00 01/19/24 12,379
Baker Hughes Co. Pershing LLC 560 USD 1,977,920 USD 33.00 10/20/23 151,841
Baker Hughes Co. Pershing LLC 550 USD 1,942,600 USD 33.00 12/15/23 195,778
Baker Hughes Co. Pershing LLC 560 USD 1,977,920 USD 41.00 02/16/24 46,525
Barrick Gold Corp. Pershing LLC 1,547 USD 2,250,885 USD 18.00 10/20/23 2,744
Barrick Gold Corp. Pershing LLC 1,325 USD 1,927,875 USD 20.00 10/20/23 628
Barrick Gold Corp. Pershing LLC 730 USD 1,062,150 USD 18.00 11/17/23 4,246
Barrick Gold Corp. Pershing LLC 3,785 USD 5,507,175 USD 18.00 12/15/23 43,488
Barrick Gold Corp. Pershing LLC 3,800 USD 5,529,000 USD 18.50 01/19/24 66,044
BHP Group Ltd., ADR Pershing LLC 1,200 USD 6,825,600 USD 65.00 11/17/23 43,155
BHP Group Ltd., ADR Pershing LLC 1,000 USD 5,688,000 USD 62.00 12/15/23 129,632
BHP Group Ltd., ADR Pershing LLC 1,200 USD 6,825,600 USD 70.00 01/19/24 60,240
BP plc, ADR Pershing LLC 800 USD 3,097,600 USD 38.00 10/20/23 107,260
BP plc, ADR Pershing LLC 800 USD 3,097,600 USD 40.00 11/17/23 64,426
BP plc, ADR Pershing LLC 800 USD 3,097,600 USD 37.00 12/15/23 220,463
Chevron Corp. Pershing LLC 530 USD 8,936,860 USD 180.00 10/20/23 11,003
Chevron Corp. Pershing LLC 515 USD 8,683,930 USD 170.00 11/17/23 232,671
Chevron Corp. Pershing LLC 250 USD 4,215,500 USD 172.00 12/15/23 132,907
Chevron Corp. Pershing LLC 200 USD 3,372,400 USD 180.00 12/15/23 48,370
ConocoPhillips Pershing LLC 330 USD 3,953,400 USD 122.50 12/15/23 174,494
Coterra Energy Inc. Pershing LLC 460 USD 1,244,300 USD 29.00 10/20/23 7,046
Coterra Energy Inc. Pershing LLC 414 USD 1,119,870 USD 29.50 10/20/23 4,210
Coterra Energy Inc. Pershing LLC 437 USD 1,182,085 USD 30.00 12/15/23 20,445
Devon Energy Corp. Pershing LLC 570 USD 2,718,900 USD 55.00 11/17/23 29,626
Devon Energy Corp. Pershing LLC 570 USD 2,718,900 USD 57.50 01/19/24 45,422
Diamondback Energy Inc. Pershing LLC 85 USD 1,316,480 USD 150.00 11/17/23 79,652
Diamondback Energy Inc. Pershing LLC 95 USD 1,471,360 USD 147.00 01/19/24 145,665
Diamondback Energy Inc. Pershing LLC 100 USD 1,548,800 USD 165.00 03/15/24 88,525
Dundee Precious Metals Inc. Morgan Stanley 2,100 CAD 1,764,000 CAD 11.50 12/15/23 8,628
Eldorado Gold Corp. Pershing LLC 2,790 USD 2,485,890 USD 11.50 11/17/23 14,714
Eni SpA Morgan Stanley 200 EUR 1,525,600 EUR 14.75 10/20/23 69,896
Eni SpA Morgan Stanley 300 EUR 2,288,400 EUR 15.00 11/17/23 107,178
Eni SpA Morgan Stanley 178 EUR 1,357,784 EUR 16.00 01/19/24 36,677
EOG Resources Inc. Pershing LLC 60 USD 760,560 USD 120.00 11/17/23 59,381
EOG Resources Inc. Pershing LLC 250 USD 3,169,000 USD 127.50 11/17/23 136,248
EOG Resources Inc. Pershing LLC 285 USD 3,612,660 USD 136.20 01/19/24 140,322
EOG Resources Inc. Pershing LLC 285 USD 3,612,660 USD 139.00 03/15/24 183,290
Exxon Mobil Corp. Pershing LLC 1,090 USD 12,816,220 USD 120.00 10/20/23 173,868
Exxon Mobil Corp. Pershing LLC 980 USD 11,522,840 USD 114.00 12/15/23 742,348
Exxon Mobil Corp. Pershing LLC 1,000 USD 11,758,000 USD 116.00 02/16/24 820,500
Franco-Nevada Corp. Pershing LLC 579 USD 7,729,071 USD 160.00 11/17/23 20,161
Franco-Nevada Corp. Pershing LLC 497 USD 6,634,453 USD 160.00 12/15/23 37,311
Franco-Nevada Corp. Pershing LLC 117 USD 1,561,833 USD 165.00 12/15/23 5,930
Freeport-McMoRan Inc. Pershing LLC 1,783 USD 6,648,807 USD 45.00 10/20/23 7,863
Freeport-McMoRan Inc. Pershing LLC 1,850 USD 6,898,650 USD 45.00 12/15/23 87,256
Freeport-McMoRan Inc. Pershing LLC 1,600 USD 5,966,400 USD 45.00 02/16/24 184,702
Glencore plc Morgan Stanley 550 GBP 2,584,450 GBp 471.04 12/15/23 160,001

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Gold Fields Ltd., ADR Pershing LLC 1,100 USD 1,194,600 USD 15.00 10/20/23 $ 207
Gold Fields Ltd., ADR Pershing LLC 795 USD 863,370 USD 17.50 11/17/23 63
Gold Fields Ltd., ADR Pershing LLC 960 USD 1,042,560 USD 17.00 12/15/23 2,509
Halliburton Co. Pershing LLC 520 USD 2,106,000 USD 38.00 11/17/23 199,254
Halliburton Co. Pershing LLC 550 USD 2,227,500 USD 40.00 01/19/24 202,719
Halliburton Co. Pershing LLC 500 USD 2,025,000 USD 46.00 03/15/24 100,012
Hess Corp. Pershing LLC 105 USD 1,606,500 USD 150.00 11/17/23 103,603
Hess Corp. Pershing LLC 80 USD 1,224,000 USD 155.00 01/19/24 89,634
Kinder Morgan Inc. Pershing LLC 1,200 USD 1,989,600 USD 18.50 10/20/23 1,324
Kinder Morgan Inc. Pershing LLC 1,120 USD 1,856,960 USD 19.00 12/15/23 5,280
Kinder Morgan Inc. Pershing LLC 1,200 USD 1,989,600 USD 18.25 02/16/24 23,452
Kinross Gold Corp. Pershing LLC 6,375 USD 2,907,000 USD 6.00 11/17/23 18,507
Kinross Gold Corp. Pershing LLC 7,915 USD 3,609,240 USD 6.00 12/15/23 45,055
Kinross Gold Corp. Pershing LLC 7,450 USD 3,397,200 USD 5.00 01/19/24 183,187
Marathon Oil Corp. Pershing LLC 390 USD 1,043,250 USD 30.00 10/20/23 3,615
Marathon Oil Corp. Pershing LLC 420 USD 1,123,500 USD 29.00 12/15/23 38,736
Marathon Oil Corp. Pershing LLC 350 USD 936,250 USD 31.00 02/16/24 35,333
Marathon Petroleum Corp. Pershing LLC 159 USD 2,406,306 USD 125.00 10/20/23 427,418
Marathon Petroleum Corp. Pershing LLC 35 USD 529,690 USD 130.00 11/17/23 79,035
Marathon Petroleum Corp. Pershing LLC 200 USD 3,026,800 USD 145.00 11/17/23 213,371
Marathon Petroleum Corp. Pershing LLC 300 USD 4,540,200 USD 125.00 12/15/23 848,080
Newmont Corp. Pershing LLC 1,620 USD 5,985,900 USD 47.00 10/20/23 3,828
Occidental Petroleum Corp. Pershing LLC 238 USD 1,544,144 USD 65.00 10/20/23 42,389
Occidental Petroleum Corp. Pershing LLC 260 USD 1,686,880 USD 72.50 11/17/23 18,830
Occidental Petroleum Corp. Pershing LLC 250 USD 1,622,000 USD 70.00 12/15/23 46,331
ONEOK Inc. Pershing LLC 235 USD 1,490,605 USD 71.00 10/20/23 1,596
ONEOK Inc. Pershing LLC 255 USD 1,617,465 USD 71.00 11/17/23 7,049
ONEOK Inc. Pershing LLC 255 USD 1,617,465 USD 65.00 12/15/23 52,795
Osisko Gold Royalties Ltd. Pershing LLC 540 USD 634,500 USD 17.50 10/20/23 4
Osisko Gold Royalties Ltd. Pershing LLC 2,508 USD 2,946,900 USD 16.50 11/17/23 3,113
Osisko Gold Royalties Ltd. Pershing LLC 945 USD 1,110,375 USD 14.00 01/19/24 29,704
Phillips 66 Pershing LLC 245 USD 2,943,675 USD 105.00 11/17/23 383,813
Phillips 66 Pershing LLC 265 USD 3,183,975 USD 115.00 01/19/24 284,885
Phillips 66 Pershing LLC 258 USD 3,099,870 USD 130.00 03/15/24 140,983
Pioneer Natural Resources Co. Pershing LLC 135 USD 3,098,925 USD 240.00 11/17/23 77,058
Pioneer Natural Resources Co. Pershing LLC 174 USD 3,994,170 USD 240.00 01/19/24 178,428
Pioneer Natural Resources Co. Pershing LLC 135 USD 3,098,925 USD 255.00 03/15/24 126,423
Rio Tinto plc, ADR Pershing LLC 500 USD 3,182,000 USD 65.00 10/20/23 60,238
Rio Tinto plc, ADR Pershing LLC 500 USD 3,182,000 USD 66.25 10/20/23 38,295
Rio Tinto plc, ADR Pershing LLC 500 USD 3,182,000 USD 66.25 11/17/23 85,090
Rio Tinto plc, ADR Pershing LLC 500 USD 3,182,000 USD 70.00 11/17/23 32,282
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,364,000 USD 70.00 12/15/23 118,172
Royal Gold Inc. Pershing LLC 210 USD 2,232,930 USD 120.00 11/17/23 19,576
Royal Gold Inc. Pershing LLC 215 USD 2,286,095 USD 132.00 01/19/24 20,653
Royal Gold Inc. Pershing LLC 260 USD 2,764,580 USD 120.00 03/15/24 108,134
Schlumberger NV Pershing LLC 730 USD 4,255,900 USD 55.00 11/17/23 384,268
Schlumberger NV Pershing LLC 730 USD 4,255,900 USD 65.00 01/19/24 156,173
Schlumberger NV Pershing LLC 700 USD 4,081,000 USD 70.00 02/16/24 101,800
Shell plc, ADR Pershing LLC 925 USD 5,955,150 USD 60.00 10/20/23 441,439
Shell plc, ADR Pershing LLC 890 USD 5,729,820 USD 68.00 12/15/23 99,837
Shell plc, ADR Pershing LLC 500 USD 3,219,000 USD 62.50 01/19/24 215,285
Shell plc, ADR Pershing LLC 500 USD 3,219,000 USD 65.00 01/19/24 144,122

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
SSR Mining Inc. Pershing LLC 3,000 USD 3,987,000 USD 18.00 10/20/23 $ 708
SSR Mining Inc. Pershing LLC 3,160 USD 4,199,640 USD 17.00 12/15/23 48,339
SSR Mining Inc. Pershing LLC 3,080 USD 4,093,320 USD 17.50 02/16/24 83,468
Suncor Energy Inc. Pershing LLC 532 USD 1,829,016 USD 32.00 11/17/23 167,566
Suncor Energy Inc. Pershing LLC 475 USD 1,633,050 USD 38.00 01/19/24 41,541
The Williams Companies Inc. Pershing LLC 612 USD 2,061,828 USD 33.50 10/20/23 53,488
The Williams Companies Inc. Pershing LLC 611 USD 2,058,459 USD 37.00 11/17/23 11,709
The Williams Companies Inc. Pershing LLC 685 USD 2,307,765 USD 35.00 12/15/23 50,600
TotalEnergies SE, ADR Pershing LLC 730 USD 4,800,480 USD 60.00 10/20/23 439,822
TotalEnergies SE, ADR Pershing LLC 600 USD 3,945,600 USD 63.00 12/15/23 298,662
TotalEnergies SE, ADR Pershing LLC 640 USD 4,208,640 USD 70.00 02/16/24 155,030
Valero Energy Corp. Pershing LLC 240 USD 3,401,040 USD 135.00 11/17/23 257,259
Valero Energy Corp. Pershing LLC 235 USD 3,330,185 USD 130.00 01/19/24 420,923
Wheaton Precious Metals Corp. Pershing LLC 1,300 USD 5,271,500 USD 50.00 11/17/23 21,309
Wheaton Precious Metals Corp. Pershing LLC 760 USD 3,081,800 USD 52.50 11/17/23 7,346
Wheaton Precious Metals Corp. Pershing LLC 1,130 USD 4,582,150 USD 45.00 01/19/24 157,102
Wheaton Precious Metals Corp. Pershing LLC 535 USD 2,169,425 USD 50.00 01/19/24 28,141
Wheaton Precious Metals Corp. Pershing LLC 1,811 USD 7,343,605 USD 50.00 03/15/24 194,539
TOTAL OTC CALL OPTIONS WRITTEN $ 14,069,303
OTC Put Options Written — (0.1)%
Utilities Select Sector SPDR Fund Pershing LLC 1,250 USD 7,366,250 USD 60.00 11/17/23 $ 255,767
VanEck Agribusiness ETF Pershing LLC 410 USD 3,226,700 USD 80.00 12/15/23 116,461
VanEck Agribusiness ETF Pershing LLC 412 USD 3,242,440 USD 80.00 01/19/24 181,191
TOTAL OTC PUT OPTIONS WRITTEN $ 553,419
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.1)%
Alamos Gold Inc., Cl. A 4,300 USD 4,854,700 USD 12.50 01/19/24 $ 227,900
ConocoPhillips 330 USD 3,953,400 USD 120.00 11/17/23 171,600
ConocoPhillips 300 USD 3,594,000 USD 130.00 01/19/24 108,900
Dundee Precious Metals Inc. 2,030 CAD 1,705,200 CAD 11.00 10/20/23 5,231
Dundee Precious Metals Inc. 2,125 CAD 1,785,000 CAD 10.00 02/16/24 42,242
Eldorado Gold Corp. 1,467 USD 1,307,097 USD 12.00 01/19/24 29,340
Endeavour Mining plc 2,700 CAD 7,187,400 CAD 35.00 10/20/23 10,933
Endeavour Mining plc 1,500 CAD 3,993,000 CAD 34.00 11/17/23 18,774
Endeavour Mining plc 2,700 CAD 7,187,400 CAD 34.00 12/15/23 18,885
Franco-Nevada Corp. 648 USD 8,650,152 USD 165.00 10/20/23 16,200
K92 Mining Inc. 3,400 CAD 1,961,800 CAD 8.00 02/16/24 51,316
Lundin Gold Inc. 2,000 CAD 3,050,000 CAD 19.50 10/20/23 30,922
Lundin Gold Inc. 2,000 CAD 3,050,000 CAD 18.50 11/17/23 26,505
OceanaGold Corp. 7,270 CAD 1,933,820 CAD 3.50 12/15/23 34,791
OceanaGold Corp. 2,060 CAD 547,960 CAD 3.50 02/16/24 24,267
Osisko Gold Royalties Ltd. 1,860 USD 2,185,500 USD 20.00 10/20/23 9,300
Osisko Mining Inc. 4,000 CAD 984,000 CAD 3.25 01/19/24 16,196
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 843,302
Exchange Traded Put Options Written — (0.3)%
Energy Select Sector SPDR ETF 860 USD 7,773,540 USD 70.00 10/20/23 $ 860
Energy Select Sector SPDR ETF 728 USD 6,580,392 USD 85.00 12/15/23 117,208
NextEra Energy Partners LP 8 USD 23,760 USD 60.00 10/20/23 24,400
SPDR S&P 500 ETF Trust 180 USD 7,694,640 USD 430.00 12/15/23 208,440

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Utilities Select Sector SPDR Fund 1,280 USD 7,543,040 USD 60.00 12/15/23 $ 289,280
VanEck Agribusiness ETF 410 USD 3,226,700 USD 81.00 10/20/23 108,650
VanEck Gold Miners ETF 1,660 USD 4,529,808 USD 30.00 10/20/23 522,900
VanEck Gold Miners ETF 1,660 USD 4,529,808 USD 28.00 11/17/23 285,520
VanEck Gold Miners ETF 2,250 USD 6,139,800 USD 27.00 12/15/23 328,500
VanEck Gold Miners ETF 1,200 USD 3,274,560 USD 27.00 01/19/24 228,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 2,113,758
TOTAL OPTIONS WRITTEN $ 17,579,782